Summary of significant accounting policies (Details Narrative) $ / shares in Units, $ in Millions		6 Months Ended
	May 11, 2026 $ / shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2026 HKD ($)	Sep. 30, 2025 USD ($)	Feb. 27, 2025 $ / shares	Feb. 26, 2025 $ / shares	May 31, 2024 $ / shares
Product Information [Line Items]
Allowance for expected credit losses
Estimated useful lives of intangible assets		5 years
Impairment of long-lived assets
Operating lease, right-of-use asset		0			0
Contract liabilities		1,333,787			1,401,978
Recognized revenue		1,401,978	705,801
Personal income tax subsidy			445
Employment subsidy			$ 394
Antidilutive shares | shares		0	0
Common stock, par value | $ / shares						$ 0.0001	$ 1	$ 1
Subsequent Event [Member]
Product Information [Line Items]
Reverse share split	1-for-16
Subsequent Event [Member] | Minimum [Member]
Product Information [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Subsequent Event [Member] | Maximum [Member]
Product Information [Line Items]
Common stock, par value | $ / shares	$ 0.0016
Game Credit [Member]
Product Information [Line Items]
Contract liabilities		$ 1,333,787			$ 1,401,978
Deposit Insurance Scheme [Member]
Product Information [Line Items]
Cash		72,485		$ 0.5
Deposit Insurance Regulation [Member]
Product Information [Line Items]
Cash		$ 102,816		$ 0.8
Period-End Spot Rate [Member]
Product Information [Line Items]
Exchange rate		1.00		1.00	1.00
Period-End Spot Rate [Member] | RMB [Member]
Product Information [Line Items]
Exchange rate		6.898		6.898	7.1190
Average Rate [Member]
Product Information [Line Items]
Exchange rate		1.00		1.00	1.00
Average Rate [Member] | RMB [Member]
Product Information [Line Items]
Exchange rate		7.0061	7.2306	7.0061